Pension and Other Employee Obligations - Contributions to Defined Contribution Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	$ 11,572	$ 11,684	$ 10,265
India [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	7,919	8,123	7,587
Philippines [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	162	127	106
South Africa [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	840	860	715
Sri Lanka [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	505	625	661
UK [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	759	670	780
USA [Member
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	$ 1,387	$ 1,279	$ 416